Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 94.4%
Alabama - 2.0%
Alabama State University, Revenue Bonds,
BAM, 5.00%, 09/01/2038 - 09/01/2039	$ 1,280,000	$ 1,330,810
City of Arab, General Obligation Unlimited,
BAM, 5.00%, 03/01/2044	330,000	346,489
City of Guin, General Obligation Unlimited,
Series B, BAM,
4.63%, 06/01/2040	500,000	506,500
Infirmary Health System Special Care Facilities Financing Authority of Mobile, Revenue Bonds,
Series A,
4.00%, 02/01/2046	2,200,000	1,883,533
Jacksonville Public Educational Building Authority, Revenue Bonds,
Series A, AG,
5.50%, 08/01/2058	150,000	153,241
Series A, BAM,
5.25%, 08/01/2049	3,845,000	3,933,176
Southeast Energy Authority Cooperative District, Revenue Bonds,
Series B, Fixed until 09/01/2031,
4.00% (A), 12/01/2051	4,985,000	4,954,874
Series E,
5.00%, 10/01/2030	5,000,000	5,299,904
		18,408,527
Arizona - 1.5%
Arizona Board of Regents, Revenue Bonds,
Series A,
5.00%, 08/01/2046	675,000	703,116
Series B,
5.00%, 08/01/2045 (B)	1,000,000	1,054,815
Arizona Industrial Development Authority, Revenue Bonds,
Series A,
4.00%, 07/01/2034 - 07/01/2036	375,000	347,866
5.00%, 07/01/2032	660,000	671,173
Series B,
4.00%, 07/01/2041	135,000	117,522
Gilbert Water Resource Municipal Property Corp., Revenue Bonds,
4.00%, 07/15/2040	2,000,000	1,963,350
Graham County Jail District, Revenue Bonds,
AG, 5.00%, 07/01/2036 - 07/01/2039	1,440,000	1,543,077
Industrial Development Authority of the City of Phoenix, Revenue Bonds,
5.00%, 07/01/2036	740,000	741,186
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds,
Series A, GNMA,
4.45%, 09/01/2044	490,000	479,903
6.00%, 03/01/2055	2,150,000	2,326,190
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
Maricopa County Industrial Development Authority, Revenue Bonds,
4.25%, 07/01/2044	$ 500,000	$ 435,338
5.00%, 07/01/2036	750,000	737,896
Series A,
4.00%, 07/01/2034	400,000	395,408
Tempe Industrial Development Authority, Revenue Bonds,
Series A,
4.00%, 12/01/2026 - 12/01/2046	1,885,000	1,630,322
Yuma Industrial Development Authority, Revenue Bonds,
Series A, AG-CR,
5.00%, 08/01/2038	730,000	780,934
		13,928,096
Arkansas - 0.4%
City of Conway Telecommunications, Revenue Bonds,
AG, 5.00%, 12/01/2034	595,000	638,516
City of Hope Water & Electric, Revenue Bonds,
BAM, 5.00%, 04/01/2036 - 04/01/2039	2,030,000	2,126,675
City of Mountain Home Water & Sewer, Revenue Bonds,
BAM, 5.00%, 06/01/2032	570,000	606,643
City of West Memphis Sales & Use Tax, Revenue Bonds,
AG, 5.00%, 06/01/2034	530,000	565,927
		3,937,761
California - 4.8%
California Enterprise Development Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2033	500,000	545,714
5.50%, 11/01/2059	4,785,000	5,106,331
Series B,
5.00%, 07/01/2036	640,000	701,808
California Health Facilities Financing Authority, Revenue Bonds,
AG-CR, 5.00%, 11/15/2034	1,755,000	1,960,261
Series A,
3.00%, 03/01/2039	455,000	375,216
4.00%, 03/01/2028	225,000	225,060
5.00%, 12/01/2035	450,000	496,096
5.00% (A), 03/01/2040	760,000	779,430
Series A, AG-CR,
5.00%, 12/01/2034 - 12/01/2035	6,300,000	6,955,577
California Housing Finance Agency, Revenue Bonds,
Series E, FNMA,
2.50%, 02/01/2038	69,163	57,345
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Municipal Finance Authority, Revenue Bonds,
2.00%, 09/01/2030	$ 495,000	$ 456,351
Series A,
5.00%, 09/01/2038 - 09/01/2046	4,125,000	4,247,709
5.25%, 10/01/2045	1,115,000	1,148,068
California Public Finance Authority, Revenue Bonds,
Series A,
4.25%, 06/15/2029 (C)	305,000	304,992
Series A, AG-CR,
5.00%, 06/01/2033	520,000	578,053
California State University, Revenue Bonds,
Series A,
5.00%, 11/01/2041	1,770,000	1,770,912
California Statewide Communities Development Authority, Special Assessment,
5.00%, 09/02/2034	560,000	574,113
Series C,
3.00%, 09/02/2030	2,290,000	2,180,957
California Statewide Communities Development Authority, Special Tax,
Series 2024C-2T,
4.50%, 09/02/2045	560,000	535,795
Carlsbad Unified School District, General Obligation Unlimited,
Series C,
0.00% (D), 08/01/2035	520,000	640,981
Coalinga-Huron Joint Unified School District, General Obligation Unlimited,
Series A, AG,
Zero Coupon, 08/01/2036	280,000	179,584
Delano Union School District, General Obligation Unlimited,
Series A, BAM,
Zero Coupon, 08/01/2040	115,000	59,498
Kerman Unified School District, General Obligation Unlimited,
Series C, AG,
Zero Coupon, 02/01/2032	825,000	678,995
Los Angeles Department of Water & Power, Revenue Bonds,
Series A, BAM,
5.00%, 07/01/2036 - 07/01/2042	3,775,000	4,044,791
Los Angeles Department of Water & Power Water System, Revenue Bonds,
Series C, BAM,
5.00%, 07/01/2044	1,000,000	1,052,471
Sacramento City Unified School District, General Obligation Unlimited,
AG,
Zero Coupon, 07/01/2032	250,000	197,519
BAM,
5.00%, 08/01/2037	700,000	743,065
Series A, AG,
5.00%, 08/01/2037 - 08/01/2040	1,295,000	1,370,137
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Sacramento City Unified School District, General Obligation Unlimited, (continued)
Series B, AG,
5.00%, 08/01/2037 - 08/01/2040	$ 1,755,000	$ 1,853,144
Series B, BAM,
5.00%, 08/01/2036	175,000	186,891
Series C, AG,
5.00%, 08/01/2041	1,580,000	1,656,162
Southern California Public Power Authority, Revenue Bonds,
BAM, 5.00%, 07/01/2038	1,170,000	1,269,673
BAM-TCRS, 5.25%, 07/01/2046	1,200,000	1,270,010
Victor Elementary School District Community Facility District, Special Tax,
BAM, 5.00%, 09/01/2046	250,000	254,482
		44,457,191
Colorado - 4.5%
Adams County Housing Authority, Revenue Bonds,
Series A,
5.00%, 04/01/2044	2,300,000	2,304,684
Arkansas River Power Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2027	400,000	407,892
Auraria Higher Education Center, Revenue Bonds,
AG, 4.00%, 04/01/2029	3,185,000	3,187,167
Berthoud-Heritage Metropolitan District No. 1, General Obligation Limited,
AG, 5.25%, 12/01/2048	290,000	296,568
Bradburn Metropolitan District No. 2, General Obligation Limited,
Series A,
4.00%, 12/01/2028 (E)	190,000	192,268
Canyons Metropolitan District No. 5, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2026	565,000	568,524
Colorado Educational & Cultural Facilities Authority, Revenue Bonds,
Series A,
5.00%, 01/15/2049	2,075,000	2,099,485
Colorado Health Facilities Authority, Revenue Bonds,
5.00%, 11/01/2042	2,650,000	2,734,746
Series A,
4.00%, 11/15/2046	710,000	645,149
5.00%, 09/01/2035 - 12/01/2039	1,680,000	1,771,277
5.00% (A), 11/15/2060	500,000	536,988
Series A-1,
4.00%, 08/01/2037	1,000,000	976,032
5.00%, 08/01/2026	1,000,000	1,000,000
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Colorado Health Facilities Authority, Revenue Bonds, (continued)
Series A-2,
5.00%, 08/01/2032 - 08/01/2044	$ 5,490,000	$ 5,600,918
Series E, Fixed until 07/31/2026,
2.95% (A), 05/15/2062	1,320,000	1,320,000
Denver City & County Housing Authority, Revenue Bonds,
Series A,
4.50%, 07/01/2041	865,000	838,378
5.00%, 07/01/2027	965,000	966,289
Douglas County School District No. Re-1 Douglas & Elbert Counties, General Obligation Unlimited,
5.50%, 12/15/2046	1,700,000	1,875,056
Gold Hill North Business Improvement District, General Obligation Limited,
Series A,
5.60%, 12/01/2054 (C)	2,000,000	1,970,323
Grand River Hospital District, General Obligation Unlimited,
AG, 6.00%, 12/01/2042	1,140,000	1,293,167
Gunnison County Housing Authority, Revenue Bonds,
BAM, 5.00%, 06/01/2027 - 06/01/2041	2,490,000	2,616,499
Mirabelle Metropolitan District No. 2, General Obligation Limited,
Series B,
6.13%, 12/15/2049	500,000	490,100
Montrose Fire Protection District, Certificate of Participation,
5.00%, 05/15/2045	1,000,000	1,020,343
Neu Town Metropolitan District, General Obligation Limited,
AG, 5.00%, 12/01/2043	65,000	67,253
Palisade Metropolitan District No. 2, Revenue Bonds,
Series B,
0.00% (D), 12/15/2054 (C)	1,000,000	982,979
Palisade Park North Metropolitan District No. 2, General Obligation Limited,
AG, 5.00%, 12/01/2044	80,000	82,640
Park Creek Metropolitan District, Tax Allocation,
Series A, AG,
5.00%, 12/01/2043	780,000	813,444
Parkdale Community Authority, Revenue Bonds,
Series A, AG,
5.38%, 12/01/2045	490,000	514,627
Pitkin County School District No. 1 Aspen, General Obligation Unlimited,
5.50%, 12/01/2044	500,000	559,505
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Public Authority for Colorado Energy, Revenue Bonds,
6.50%, 11/15/2038	$ 525,000	$ 609,027
Rampart Range Metropolitan District No. 1, Revenue Bonds,
AG, 5.00%, 12/01/2040 - 12/01/2042	1,765,000	1,841,530
Ravenna Metropolitan District, General Obligation Limited,
AG, 5.00%, 12/01/2043	430,000	445,992
Transport Metropolitan District No. 3, General Obligation Limited,
Series A-2,
5.50% (A), 12/01/2051	1,000,000	795,346
		41,424,196
Connecticut - 1.7%
Aquarion Water Authority, Revenue Bonds,
Series C,
Zero Coupon, 08/01/2051 - 08/01/2052	2,400,000	645,589
Series E,
Zero Coupon, 08/01/2047 - 08/01/2049	6,250,000	2,017,705
Series E, BAM,
Zero Coupon, 08/01/2046 - 08/01/2052	9,000,000	2,819,397
City of New Haven, General Obligation Unlimited,
AG, 5.00%, 08/01/2038	290,000	314,469
Connecticut State Health & Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2039	1,175,000	1,266,659
5.50%, 08/01/2056	500,000	527,991
Series A, AG,
5.00%, 07/01/2043	1,000,000	1,057,253
Series A, AG-CR,
4.00%, 07/01/2037	1,900,000	1,916,569
Series M,
4.00%, 07/01/2039 - 07/01/2041	835,000	789,746
5.00%, 07/01/2032 - 07/01/2034	2,450,000	2,602,980
Series M, AG-CR,
4.00%, 07/01/2037	1,325,000	1,325,379
		15,283,737
Delaware - 0.4%
Delaware State Economic Development Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2036	930,000	930,375
Series B,
5.25%, 11/15/2053	2,500,000	2,516,755
		3,447,130
District of Columbia - 1.2%
District of Columbia, Revenue Bonds,
4.00%, 07/01/2039 - 07/01/2049	2,885,000	2,570,063
Series A,
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
District of Columbia (continued)
District of Columbia, Revenue Bonds, (continued)
4.13%, 07/01/2027	$ 170,000	$ 170,383
5.00%, 07/01/2032 - 07/01/2048	3,300,000	3,252,899
District of Columbia Income Tax, Revenue Bonds,
Series A,
5.00%, 03/01/2044	1,000,000	1,029,917
5.00%, 06/01/2046 (B)	890,000	940,076
Series C,
4.00%, 05/01/2038	1,325,000	1,311,904
District of Columbia Water & Sewer Authority, Revenue Bonds,
Series C1,
4.00%, 10/01/2036	145,000	146,581
Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds,
AG, Zero Coupon, 10/01/2034	295,000	215,702
Series A, BAM-TCRS,
Zero Coupon, 10/01/2037	1,575,000	924,583
Washington Metropolitan Area Transit Authority Dedicated, Revenue Bonds,
Series A,
5.50%, 07/15/2051	315,000	331,195
		10,893,303
Florida - 1.8%
Brevard County Housing Finance Authority, Revenue Bonds,
FNMA, 4.45%, 01/01/2040	693,705	680,107
City of Lakeland, Revenue Bonds,
5.00%, 11/15/2034 (B)	3,250,000	3,523,718
City of Miami, Revenue Bonds,
Series A, AG,
5.00%, 01/01/2027 (C)	1,080,000	1,087,917
Collier County Industrial Development Authority, Revenue Bonds,
AG, 5.00%, 10/01/2046	1,000,000	1,022,915
Series A, AG,
5.00%, 10/01/2042 - 10/01/2044	1,855,000	1,935,664
County of Miami-Dade Water & Sewer System, Revenue Bonds,
Series B,
4.00%, 10/01/2039	435,000	420,490
County of Pasco, Revenue Bonds,
Series A, AG,
5.50%, 09/01/2043	215,000	230,103
Florida Development Finance Corp., Revenue Bonds,
Series A,
5.25%, 06/01/2049	895,000	885,629
Florida Municipal Loan Council, Revenue Bonds,
5.00%, 10/01/2029	1,280,000	1,282,844
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Manatee County School District, Revenue Bonds,
AG, 5.00%, 10/01/2032	$ 1,250,000	$ 1,261,096
Miami-Dade County Industrial Development Authority, Revenue Bonds,
3.35%, 09/01/2027	625,000	623,889
Orange County Health Facilities Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2029 - 10/01/2030	2,865,000	3,037,155
Palm Beach County Health Facilities Authority, Revenue Bonds,
AG-CR, 5.00%, 11/01/2045	250,000	257,441
Wildwood Utility Dependent District, Revenue Bonds,
AG, 5.50%, 10/01/2048	425,000	449,431
		16,698,399
Georgia - 1.6%
Albany-Dougherty County Hospital Authority, Revenue Bonds,
Series A, BAM-TCRS,
5.00%, 09/01/2032	1,000,000	1,091,302
Atlanta Development Authority, Revenue Bonds,
Series A-1,
5.25%, 07/01/2044	2,000,000	2,001,209
Atlanta Development Authority, Tax Allocation,
Series A,
5.00%, 04/01/2034 (C)	500,000	507,177
Atlanta Urban Residential Finance Authority, Revenue Bonds,
Series A, FNMA,
4.75%, 08/01/2044	1,600,000	1,567,040
Augusta Water & Sewer, Revenue Bonds,
Series A, BAM-TCRS,
5.00%, 10/01/2038	1,705,000	1,817,784
Development Authority of Burke County, Revenue Bonds,
Series 1995,
2.20%, 10/01/2032	1,000,000	882,316
Development Authority of Lagrange, Revenue Bonds,
4.50%, 10/15/2031	855,000	832,101
5.00%, 10/15/2052	450,000	372,968
Georgia Higher Education Facilities Authority, Revenue Bonds,
Series B,
5.00%, 01/01/2039 - 01/01/2040	2,895,000	3,118,386
Main Street Natural Gas, Inc., Revenue Bonds,
Series B, Fixed until 12/01/2029,
5.00% (A), 07/01/2053	2,500,000	2,614,884
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Georgia (continued)
Municipal Gas Authority of Georgia, Revenue Bonds,
BAM, 5.00%, 09/01/2038	$ 260,000	$ 280,233
		15,085,400
Idaho - 0.0% *
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
4.63%, 07/01/2029 (C)	170,000	170,207
5.00%, 05/01/2035	150,000	156,330
		326,537
Illinois - 8.3%
Chicago Board of Education, General Obligation Unlimited,
Series A, AG,
5.00%, 12/01/2026 - 12/01/2028	350,000	358,184
Series C, AG,
5.00%, 12/01/2027	300,000	306,761
Chicago O'Hare International Airport, Revenue Bonds,
Series A,
5.00%, 01/01/2046	2,000,000	2,078,298
Chicago Park District, General Obligation Unlimited,
Series D, BAM,
4.00%, 01/01/2035	85,000	85,315
City of Chicago, General Obligation Unlimited,
Series A, AG-CR,
5.00%, 01/01/2042 - 01/01/2044	7,900,000	8,058,724
Series E, BAM,
6.00%, 01/01/2043	1,320,000	1,455,209
Cook County Community College District No. 508, General Obligation Unlimited,
BAM, 5.50%, 12/01/2051	1,500,000	1,566,108
Cook County School District No. 157 Hoover Schrum Memorial, General Obligation Unlimited,
Series A, AG,
Zero Coupon, 11/01/2031	1,360,000	1,104,878
Cook County School District No. 72 Skokie Fairview, General Obligation Limited,
Series A,
3.00%, 12/01/2034	225,000	205,252
Cook County Township High School District No. 201 J Sterling Morton, General Obligation Limited,
AG, 5.00%, 06/01/2044 - 06/01/2045	2,000,000	2,104,914
County of Cook Sales Tax, Revenue Bonds,
5.00%, 11/15/2044	1,360,000	1,409,207
5.25%, 11/15/2046 (B)	755,000	797,292
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
County of Sangamon, General Obligation Limited,
BAM, 3.00%, 12/15/2038	$ 825,000	$ 709,666
Douglas Moultrie & Coles Counties Community Unit School District No. 305 Arthur, General Obligation Unlimited,
BAM, 5.00%, 12/01/2037	805,000	853,404
Illinois Finance Authority, Revenue Bonds,
3.25%, 05/15/2039	325,000	273,646
4.00%, 10/15/2037	6,700,000	6,188,018
5.00%, 10/01/2034	205,000	212,336
Series A,
4.00%, 08/15/2036 - 08/15/2037	3,815,000	3,700,297
4.13%, 11/15/2037	575,000	550,315
5.00%, 10/01/2026 - 11/01/2029	4,790,000	4,815,625
Illinois Housing Development Authority, Revenue Bonds,
FNMA, 2.63%, 09/01/2032	1,304,678	1,189,014
Illinois Sports Facilities Authority, Revenue Bonds,
BAM-TCRS, 5.00%, 06/15/2028	1,240,000	1,277,851
McLean County Community Unit School District No. 3 Tri-Valley, General Obligation Unlimited,
Series B,
5.00%, 12/01/2045	1,335,000	1,376,756
Series C,
5.25%, 12/01/2045	1,890,000	1,981,568
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Unlimited,
Series A,
5.00%, 12/01/2028	165,000	166,189
Northeastern Illinois University, Certificate of Participation,
BAM, 5.00%, 07/01/2028 - 07/01/2030	990,000	1,023,697
Northern Illinois University, Certificate of Participation,
BAM, 5.50%, 04/01/2049	2,265,000	2,342,117
Northern Illinois University, Revenue Bonds,
Series B, BAM,
4.00%, 04/01/2036 - 04/01/2041	1,115,000	1,075,320
Regional Transportation Authority, Revenue Bonds,
Series A, NATL,
6.00%, 07/01/2033	365,000	408,162
Sales Tax Securitization Corp., Revenue Bonds,
Series A, BAM-TCRS,
5.00%, 01/01/2040	1,575,000	1,683,474
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Sangamon County School District No. 186 Springfield, General Obligation Limited,
Series B, BAM,
5.00%, 02/01/2044	$ 1,000,000	$ 1,048,423
Sangamon County School District No. 186 Springfield, General Obligation Unlimited,
BAM,
5.00%, 06/01/2044	750,000	784,564
South Suburban College Community School District No. 510, General Obligation Limited,
BAM-TCRS, Zero Coupon, 12/01/2033	350,000	257,688
Southern Illinois University, Certificate of Participation,
Series A, AG,
5.00%, 02/15/2027 - 02/15/2029	2,600,000	2,658,768
Southwestern Illinois Development Authority, Revenue Bonds,
BAM,
6.00%, 12/01/2046	500,000	558,190
Series B, BAM-TCRS,
5.00%, 10/15/2026	800,000	801,154
St. Clair County Community Unit School District No. 187 Cahokia, General Obligation Unlimited,
Series B, AG,
5.00%, 01/01/2043 - 01/01/2044	690,000	711,197
St. Clair County School District No. 113 Wolf Branch, General Obligation Debt Certificates,
Series C, AG,
5.00%, 12/01/2029 (B)	1,090,000	1,141,338
St. Clair County School District No. 118 Belleville, General Obligation Unlimited,
BAM, 5.50%, 12/01/2037 - 12/01/2039	2,510,000	2,763,786
State of Illinois, General Obligation Unlimited,
Series B,
5.25%, 05/01/2045	2,500,000	2,604,295
Series C,
4.13%, 10/01/2036	800,000	787,292
5.50%, 04/01/2051	1,140,000	1,192,525
Series F,
5.25%, 09/01/2046	4,000,000	4,133,995
Vermilion & Champaign Counties Community Unit School District No. 76 Oakwood, General Obligation Debt Certificates,
Fixed until 08/21/2026, 3.75% (D), 12/01/2027	1,600,000	1,599,746
Village of Bloomingdale, General Obligation Unlimited,
5.00%, 10/30/2038	1,435,000	1,529,858
Village of Lyons, General Obligation Unlimited,
Series B, BAM,
5.00%, 12/01/2032	125,000	125,153
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Shorewood, General Obligation Unlimited,
2.00%, 12/15/2034	$ 820,000	$ 664,192
Village of Stone Park, General Obligation Unlimited,
Series B, BAM,
5.25%, 02/01/2043	1,165,000	1,213,562
Whiteside Bureau & Henry Counties Community Unit School District No. 3, General Obligation Unlimited,
AG, 5.00%, 12/01/2032	260,000	281,534
Will County Community Unit School District No. 201-U Crete-Monee, General Obligation Limited,
Series E, AG,
5.25%, 09/01/2042	1,785,000	1,866,357
		76,081,214
Indiana - 6.0%
Bloomington Redevelopment District, Tax Allocation,
AG, 5.00%, 02/01/2040	515,000	546,334
Brownsburg School Building Corp., Revenue Bonds,
5.00%, 07/15/2038 - 07/15/2042	2,700,000	2,884,895
City of Mishawaka Sewage Works, Revenue Bonds,
BAM, 7.00%, 09/01/2032 - 09/01/2033	390,000	470,274
Clark-Pleasant Community School Building Corp., Revenue Bonds,
5.00%, 07/15/2045	975,000	1,029,994
Cloverdale High School Building Corp., Revenue Bonds,
5.00%, 07/15/2042	760,000	796,629
Danville Multi-School Building Corp., Revenue Bonds,
Series B,
5.00%, 07/15/2043	2,590,000	2,713,702
Fishers Town Hall Building Corp., Revenue Bonds,
Series A, BAM,
5.75%, 07/15/2058	3,225,000	3,449,411
Gary Chicago International Airport Authority, Tax Allocation,
AG, 5.00%, 02/01/2037	725,000	765,663
Greater Jasper School Building Corp., Revenue Bonds,
5.00%, 07/15/2038 - 07/15/2041	1,945,000	2,062,982
Hamilton County Hospital Association, Revenue Bonds,
Series A,
5.00%, 07/15/2037	1,395,000	1,508,373
Hancock County Redevelopment Authority, Revenue Bonds,
5.00%, 08/15/2036	675,000	738,057
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
Indiana Finance Authority, Revenue Bonds,
AG,
5.00%, 01/01/2042	$ 1,165,000	$ 1,198,500
Series A,
3.00%, 11/01/2030	3,280,000	3,187,561
Series B,
2.50%, 11/01/2030	2,220,000	2,114,238
3.00%, 11/01/2030	4,210,000	4,091,351
Series D, Fixed until 10/01/2030,
5.00% (A), 10/01/2063	1,765,000	1,898,160
IPS Multi-School Building Corp., Revenue Bonds,
5.00%, 07/15/2037 - 07/15/2043	8,220,000	8,727,645
Lebanon Middle School Building Corp., Revenue Bonds,
Series A,
5.00%, 07/15/2044	915,000	953,775
New Albany-Floyd County School Building Corp., Revenue Bonds,
5.00%, 07/15/2044	125,000	130,975
Northwestern Consolidated School Building Corp., Revenue Bonds,
5.00%, 07/15/2040	695,000	732,637
Penn High School Building Corp., Revenue Bonds,
5.00%, 07/15/2042	630,000	663,510
Salem Middle School Building Corp., Revenue Bonds,
5.00%, 07/15/2034 - 01/15/2041	1,545,000	1,634,603
Southwest Allen Multi School Building Corp., Revenue Bonds,
5.00%, 07/15/2039	700,000	750,235
Southwest Dubois County Multi-School Building Corp., Revenue Bonds,
5.00%, 07/15/2041	1,310,000	1,385,122
Terre Haute Sanitary District, Revenue Bonds,
BAM, 5.00%, 07/01/2037	1,510,000	1,611,280
Town of Huntertown Sewage Works, Revenue Bonds,
BAM, 5.00%, 01/01/2039	1,270,000	1,352,898
Vincennes School Building Corp., Revenue Bonds,
5.00%, 07/15/2042 - 07/15/2044	2,810,000	2,963,254
Warrick County Industrial Building Corp., Revenue Bonds,
5.00%, 08/01/2038	2,980,000	3,151,999
Westfield High School Building Corp., Revenue Bonds,
Series B,
5.00%, 07/15/2037	1,555,000	1,694,672
		55,208,729
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Iowa - 0.2%
City of Fort Madison, General Obligation Unlimited,
AG, 5.00%, 06/01/2046	$ 980,000	$ 1,006,578
Muscatine Power & Water Electric, Revenue Bonds,
Series A, AG,
5.00%, 12/01/2046	500,000	517,058
		1,523,636
Kansas - 0.2%
Cowley County Unified School District No. 470 Arkansas City, General Obligation Unlimited,
BAM, 5.00%, 09/01/2043 - 09/01/2045	1,625,000	1,701,284
Harvey County Unified School District No. 373 Newton, General Obligation Unlimited,
Series A, BAM,
5.00%, 09/01/2046	550,000	570,780
		2,272,064
Kentucky - 0.1%
Louisville/Jefferson County Metropolitan Government, Revenue Bonds,
Series A,
3.80%, 02/01/2035	500,000	487,479
University of Louisville, Revenue Bonds,
Series A,
5.00%, 09/01/2043	830,000	869,798
		1,357,277
Louisiana - 1.0%
City of Shreveport Water & Sewer, Revenue Bonds,
AG, 5.00%, 12/01/2040	1,750,000	1,856,210
Series B, AG,
5.00%, 12/01/2027	500,000	511,387
Series C, BAM,
5.00%, 12/01/2027	300,000	306,832
Louisiana Housing Corp., Revenue Bonds,
Series B, GNMA, FNMA, FHLMC,
1.15%, 06/01/2028	550,000	524,783
Louisiana Public Facilities Authority, Revenue Bonds,
4.25%, 07/01/2037	2,385,846	1,699,344
AG,
5.00%, 07/01/2039	500,000	534,760
Series A, AG,
5.00%, 07/01/2046	2,500,000	2,577,042
New Orleans Aviation Board, Revenue Bonds,
AG, 5.00%, 01/01/2029	700,000	718,899
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Louisiana (continued)
St. John Baptist Parish Law Enforcement District, Special Tax,
AG, 5.25%, 03/01/2045	$ 115,000	$ 120,509
		8,849,766
Maine - 0.3%
Finance Authority of Maine, Revenue Bonds,
Series A, AG,
4.75%, 12/01/2035	500,000	501,090
Series B, Fixed until 01/01/2032,
5.00% (A), 07/01/2065	470,000	508,968
Maine State Housing Authority, Revenue Bonds,
Series E,
4.45%, 11/15/2038	2,045,000	2,069,955
		3,080,013
Maryland - 0.7%
County of Anne Arundel, General Obligation Limited,
4.00%, 04/01/2038 - 04/01/2039	3,800,000	3,804,152
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds,
AG,
5.00%, 07/01/2043	895,000	943,998
AG-CR,
5.00%, 07/01/2034	185,000	202,908
Series C, AG,
5.00%, 07/01/2035 - 07/01/2043	1,060,000	1,130,903
		6,081,961
Massachusetts - 2.1%
Massachusetts Development Finance Agency, Revenue Bonds,
AG-CR, 4.00%, 07/01/2046	3,270,000	2,902,863
5.00%, 10/01/2039	250,000	253,023
7.38%, 10/01/2035	1,000,000	1,005,664
Series B, Fixed until 02/18/2031,
5.00% (A), 08/15/2055	780,000	824,272
Series D,
4.00%, 07/01/2045	310,000	271,681
5.00%, 07/01/2044	605,000	604,555
Series E,
4.00%, 07/01/2038	1,055,000	994,488
5.00%, 07/01/2031 - 07/01/2035	3,985,000	3,986,293
Series F,
5.00%, 07/01/2045	1,500,000	1,583,823
Series G,
5.00%, 07/01/2027	1,020,000	1,033,230
Series H, AG,
5.25%, 10/01/2033	210,000	213,346
Series I,
5.00%, 07/01/2030	1,115,000	1,115,906
Series K, AG-CR,
4.00%, 07/01/2038	970,000	919,617
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue Bonds, (continued)
5.00%, 07/01/2038	$ 170,000	$ 170,418
Series N, AG,
5.00%, 07/01/2034	1,010,000	1,121,505
Series Q,
5.00%, 12/01/2036	1,270,000	1,394,226
Town of West Springfield, General Obligation Limited,
4.00%, 06/15/2039	1,000,000	996,961
		19,391,871
Michigan - 1.0%
Detroit Wayne County Stadium Authority, Revenue Bonds,
AG, 5.00%, 10/01/2026	690,000	691,610
Eastern Michigan University, Revenue Bonds,
BAM, 5.00%, 03/01/2039	845,000	902,467
Series A, AG,
4.00%, 03/01/2044	310,000	284,724
Four Lakes Special Assessment District, Special Assessment,
5.00%, 06/01/2035	970,000	1,043,433
Godwin Heights Public Schools, General Obligation Unlimited,
Series I, BAM,
5.00%, 05/01/2045 - 05/01/2046	2,500,000	2,580,174
Ionia Public Schools, General Obligation Unlimited,
Series I,
5.00%, 05/01/2045	600,000	634,082
Michigan Strategic Fund, Revenue Bonds,
5.00%, 11/15/2049	2,150,000	2,028,343
Saginaw Valley State University, Revenue Bonds,
Series A, BAM,
5.25%, 07/01/2046	675,000	708,387
		8,873,220
Minnesota - 1.7%
Big Lake Economic Development Authority, Revenue Bonds,
Series A,
5.00%, 02/01/2044 - 02/01/2045	1,350,000	1,394,728
City of Burnsville, General Obligation Unlimited,
Series A,
2.30%, 12/20/2028	800,000	778,452
City of Coon Rapids, Revenue Bonds,
Series M, FNMA,
5.60%, 12/01/2039	1,729,266	1,896,165
County of Renville, General Obligation Unlimited,
Series B,
5.00%, 02/01/2028	455,000	459,321
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
Duluth Economic Development Authority, Revenue Bonds,
4.00%, 07/01/2041	$ 905,000	$ 779,837
Duluth Independent School District No. 709, Certificate of Participation,
Series B,
5.00%, 02/01/2034	690,000	747,934
Duluth Independent School District No. 709, General Obligation Unlimited,
Series A,
Zero Coupon, 02/01/2032 - 02/01/2033	3,675,000	2,912,554
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Revenue Bonds,
5.00%, 07/01/2028	2,355,000	2,433,810
Series A,
5.00%, 12/01/2030	195,000	195,099
Kenyon Wanamingo Independent School District No. 2172, General Obligation Unlimited,
Series A,
4.00%, 02/01/2037 - 02/01/2038	1,270,000	1,246,552
4.13%, 02/01/2039	1,775,000	1,736,898
Maccray Independent School District No. 2180, General Obligation Unlimited,
Series A,
2.00%, 02/01/2033	165,000	142,883
St. Paul Port Authority, Revenue Bonds,
Series 1,
5.00%, 10/01/2043	815,000	846,935
Township of Baytown, Revenue Bonds,
Series A,
4.00%, 08/01/2036	520,000	479,508
		16,050,676
Mississippi - 0.5%
Mississippi Development Bank, Revenue Bonds,
BAM, 5.00%, 05/01/2041	840,000	885,286
AG, 6.88%, 12/01/2040	3,160,000	3,247,204
		4,132,490
Missouri - 0.9%
Harrisonville Cass R-IX School District, General Obligation Unlimited,
5.00%, 03/01/2045	700,000	738,162
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds,
Series A,
5.00%, 02/01/2029 - 11/15/2035	2,205,000	2,286,559
Series B, Fixed until 04/01/2032,
5.00% (A), 04/01/2059	1,125,000	1,212,563
Kansas City Industrial Development Authority, Revenue Bonds,
Series 2024 A-1,
5.00%, 06/01/2054 (C)	765,000	739,317
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Missouri (continued)
Missouri State Environmental Improvement & Energy Resources Authority, Revenue Bonds,
Series A,
2.90%, 09/01/2033	$ 1,000,000	$ 926,717
St. Charles County Industrial Development Authority, Revenue Bonds,
FNMA, 4.65%, 04/01/2043	2,166,526	2,157,842
		8,061,160
Montana - 0.3%
Big Sky Resort Area District, Revenue Bonds,
AG, 5.00%, 07/01/2042 - 07/01/2045	800,000	844,889
Bigfork Rural Fire District, General Obligation Unlimited,
AG, 5.00%, 07/01/2041 - 07/01/2042	1,065,000	1,130,977
City of Belgrade Water System, Revenue Bonds,
AG, 5.00%, 07/01/2039	460,000	496,614
		2,472,480
Nebraska - 0.2%
Douglas County School District No. 17, General Obligation Unlimited,
Series A,
5.00%, 12/15/2045 - 12/15/2046	1,700,000	1,786,350
Nebraska Public Power District, Revenue Bonds,
Series A,
5.00%, 01/01/2046	250,000	262,377
		2,048,727
Nevada - 0.1%
Sparks Tourism Improvement District No. 1, Revenue Bonds,
3.88%, 06/15/2028	515,000	516,463
New Hampshire - 1.6%
New Hampshire Business Finance Authority, Revenue Bonds,
Zero Coupon, 12/01/2031 (C)	6,308,140	4,604,977
Zero Coupon, 12/15/2039	1,750,000	702,280
Series 2025-A,
5.00%, 06/01/2030 - 06/01/2031	450,000	476,086
Series A,
5.25%, 02/01/2037 - 08/01/2044	2,085,000	2,222,729
Series A, BAM,
5.25%, 12/01/2042 - 06/01/2051	4,020,000	4,166,893
Series C,
5.25%, 07/01/2039	700,000	730,525
New Hampshire Health & Education Facilities Authority Act, Revenue Bonds,
5.00%, 08/01/2038	1,245,000	1,341,911
		14,245,401
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey - 2.4%
Casino Reinvestment Development Authority, Inc., Revenue Bonds,
Series A, AG,
5.00%, 11/01/2037	$ 900,000	$ 971,296
City of Jersey City, General Obligation Unlimited,
BAM-TCRS, 4.00%, 10/01/2035	800,000	814,960
Egg Harbor Township School District, General Obligation Unlimited,
1.00%, 04/15/2028 - 04/15/2030	1,330,000	1,235,569
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035 (F)(G)	535,000	5,350
New Brunswick Parking Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2039	1,000,000	1,000,694
New Jersey Economic Development Authority, Revenue Bonds,
Series A,
4.25%, 09/01/2027 (C)	110,000	110,253
5.00%, 09/01/2037 (C)	750,000	752,228
Series A, BAM,
5.00%, 07/01/2027	1,000,000	1,016,756
New Jersey Educational Facilities Authority, Revenue Bonds,
Series C,
5.00%, 07/01/2031	1,165,000	1,165,689
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
5.00%, 07/01/2029	395,000	416,824
Series A,
5.25%, 07/01/2038	750,000	850,027
5.50%, 07/01/2038	1,580,000	1,810,793
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
Series A, BAM-TCRS,
Zero Coupon, 12/15/2027	5,385,000	5,166,151
Series AA,
4.00%, 06/15/2038	1,055,000	1,026,678
Newark Housing Authority, Revenue Bonds,
NATL, 5.00%, 01/01/2032	795,000	837,755
Somerville School District, General Obligation Unlimited,
1.25%, 05/15/2027	1,000,000	986,012
South Jersey Transportation Authority, Revenue Bonds,
Series A, BAM,
5.00%, 11/01/2026	130,000	130,626
Toms River Board of Education, General Obligation Unlimited,
3.00%, 07/15/2035 - 07/15/2037	690,000	595,540
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
Township of Manchester, General Obligation Unlimited,
AG, 2.00%, 03/01/2027	$ 500,000	$ 496,913
Township of Weehawken, General Obligation Unlimited,
Series A, BAM,
4.25%, 07/01/2027 - 07/01/2028	2,910,000	2,970,481
		22,360,595
New Mexico - 0.3%
County of Santa Fe, Revenue Bonds,
Fixed until 08/01/2027, 3.29% (A), 12/10/2049	2,200,000	2,203,035
New Mexico Finance Authority, Revenue Bonds,
Series B,
5.00%, 06/15/2044	400,000	423,849
		2,626,884
New York - 9.4%
Avon Central School District, General Obligation Unlimited,
4.00%, 06/15/2035 - 06/15/2039	5,695,000	5,652,919
Barker Central School District, General Obligation Unlimited,
4.00%, 06/15/2037 - 06/15/2039	2,755,000	2,732,735
Brooklyn Arena Local Development Corp., Revenue Bonds,
Series A, AG,
3.00%, 07/15/2036	250,000	215,171
4.00%, 07/15/2035	1,000,000	996,643
Broome County Local Development Corp., Revenue Bonds,
AG, 4.00%, 04/01/2038 - 04/01/2039	1,000,000	965,173
Brunswick Central School District, General Obligation Unlimited,
4.00%, 06/15/2039 - 06/15/2040	2,340,000	2,266,128
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
3.88%, 08/01/2027	1,115,000	1,114,012
Buffalo Parking Authority, Revenue Bonds,
AG, 5.00%, 06/15/2040	280,000	304,538
Caledonia-Mumford Central School District, General Obligation Unlimited,
4.00%, 06/15/2037 - 06/15/2038	1,690,000	1,687,896
Canisteo-Greenwood Central School District, General Obligation Unlimited,
4.00%, 06/15/2037	1,040,000	1,041,388
Charlotte Valley Central School District, General Obligation Unlimited,
4.00%, 06/15/2035 - 06/15/2039	2,910,000	2,904,556
Cheektowaga-Maryvale Union Free School District, General Obligation Unlimited,
4.00%, 06/15/2037 - 06/15/2039	3,760,000	3,714,947
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
City of Ithaca, General Obligation Limited Notes,
Series A,
4.25%, 02/12/2027	$ 800,000	$ 802,008
Edgemont Union Free School District at Greenburgh, General Obligation Unlimited,
4.00%, 10/15/2038	1,130,000	1,136,126
Elba Central School District, General Obligation Unlimited,
4.00%, 06/15/2037	970,000	972,597
Fillmore Central School District, General Obligation Unlimited,
4.00%, 06/15/2037 - 06/15/2039	1,770,000	1,745,402
Genesee County Funding Corp., Revenue Bonds,
Series A,
5.00%, 12/01/2040 - 12/01/2043	2,245,000	2,326,766
Heuvelton Central School District, General Obligation Unlimited,
4.00%, 06/15/2038 - 06/15/2039	1,970,000	1,938,198
Holley Central School District, General Obligation Unlimited,
4.00%, 06/15/2035 - 06/15/2039	3,615,000	3,578,133
Hornell City School District, General Obligation Unlimited,
4.00%, 06/15/2037	1,215,000	1,229,737
Lancaster Central School District, General Obligation Unlimited,
4.00%, 06/01/2038	1,530,000	1,537,825
Long Island Power Authority, Revenue Bonds,
Series B,
5.00%, 09/01/2043 (B)	750,000	801,742
Monroe County Industrial Development Corp., Revenue Bonds,
Series A,
5.00%, 12/01/2032	1,250,000	1,251,131
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds,
Series D,
5.50%, 05/01/2052	260,000	275,601
Series D-1,
4.00%, 11/01/2038	2,000,000	1,966,400
New York State Dormitory Authority, Revenue Bonds,
AG,
5.25%, 07/01/2041 - 10/01/2043	1,815,000	1,946,184
5.50%, 10/01/2054	4,410,000	4,600,371
Series A,
4.00%, 03/15/2038	2,005,000	1,987,712
5.50%, 07/01/2054	5,115,000	5,462,927
Series D,
4.00%, 02/15/2039	1,360,000	1,331,731
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York State Energy Research & Development Authority, Revenue Bonds,
Series C,
4.00%, 04/01/2034	$ 185,000	$ 187,697
New York State Thruway Authority, Revenue Bonds,
Series O,
4.00%, 01/01/2039	935,000	911,897
Oneida County Local Development Corp., Revenue Bonds,
AG, 5.00%, 12/01/2026 - 12/01/2029	4,350,000	4,367,575
Otego-Unadilla Central School District, General Obligation Unlimited,
4.00%, 07/01/2036	815,000	840,007
Rensselaer County Capital Resource Corp., Revenue Bonds,
5.00%, 04/01/2038 - 04/01/2039	2,920,000	3,167,118
Sherman Central School District, General Obligation Unlimited,
4.00%, 06/15/2037 - 06/15/2039	1,905,000	1,889,713
Town of Ramapo, General Obligation Limited,
BAM, 4.00%, 07/01/2036 - 07/01/2039	1,940,000	1,944,694
Tupper Lake Central School District, General Obligation Unlimited,
4.00%, 06/15/2036 - 06/15/2039	4,440,000	4,418,222
Wappingers Central School District, General Obligation Unlimited,
4.00%, 08/01/2037 (B)	1,640,000	1,626,533
Warrensburg Central School District, General Obligation Unlimited,
4.00%, 06/15/2038 - 06/15/2039	965,000	946,670
Westchester County Local Development Corp., Revenue Bonds,
AG, 5.00%, 11/01/2047	2,090,000	2,135,488
AG, 5.75%, 11/01/2049	1,345,000	1,428,954
Yorkshire-Pioneer Central School District, General Obligation Unlimited,
4.00%, 12/01/2038 - 12/01/2039	4,315,000	4,288,015
		86,639,280
North Carolina - 0.6%
North Carolina Medical Care Commission, Revenue Bonds,
Series A,
4.00%, 02/01/2036	1,640,000	1,646,906
5.25%, 11/01/2046	1,000,000	1,026,309
Series B-1,
2.55%, 09/01/2026	1,550,000	1,548,645
4.00%, 11/01/2031	1,020,000	1,003,701
Series C,
5.00%, 10/01/2036	175,000	175,165
		5,400,726
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Dakota - 1.3%
City of Grand Forks, General Obligation Unlimited,
Series B,
2.25%, 12/01/2027	$ 310,000	$ 305,330
3.00%, 12/01/2035	430,000	380,606
City of Grand Forks, Revenue Bonds,
AG-CR,
4.00%, 12/01/2037 - 12/01/2046	2,510,000	2,339,164
5.00%, 12/01/2033	55,000	58,469
Series A, AG,
5.00%, 12/01/2040 - 12/01/2042	640,000	662,996
City of Horace, General Obligation Unlimited,
Series A, BAM,
4.75%, 05/01/2052	1,600,000	1,540,898
Series B,
2.70%, 05/01/2040	1,000,000	694,837
Series C,
4.50%, 05/01/2039	1,640,000	1,605,257
4.75%, 05/01/2044	950,000	907,403
5.00%, 05/01/2050	610,000	569,879
Mandan Public School District No. 1, General Obligation Unlimited,
2.00%, 08/01/2034	1,685,000	1,394,625
Williston Parks & Recreation District, Revenue Bonds,
Series A, AG,
5.00%, 12/01/2034	950,000	1,040,621
		11,500,085
Ohio - 3.6%
Buckeye Local School District/Medina County, Certificate of Participation,
BAM, 5.00%, 12/01/2045	1,405,000	1,453,197
City of Norwood, Tax Allocation,
4.38%, 12/01/2030	475,000	477,693
5.00%, 12/01/2041	350,000	358,156
Clermont County Port Authority, Revenue Bonds,
BAM, 5.00%, 12/01/2032	2,200,000	2,202,534
Columbus Metropolitan Housing Authority, Revenue Bonds,
Series A,
4.00%, 05/01/2034	1,600,000	1,552,697
Series D,
4.00%, 11/01/2035	380,000	374,005
Series F,
4.00%, 12/01/2035	2,000,000	1,906,324
Columbus-Franklin County Finance Authority, Revenue Bonds,
FNMA, 4.82%, 11/01/2043	200,000	201,149
County of Butler, Revenue Bonds,
BAM-TCRS, 3.63%, 11/15/2038	200,000	176,615
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
County of Fayette, Revenue Bonds,
AG, 5.25%, 12/01/2028 - 12/01/2030	$ 390,000	$ 414,549
County of Franklin, Revenue Bonds,
Series A,
5.00%, 11/01/2035 - 11/01/2036	1,775,000	1,977,723
County of Hamilton, Revenue Bonds,
5.00%, 01/01/2036	1,000,000	1,000,235
5.25%, 01/01/2035	415,000	444,359
County of Lucas, Revenue Bonds,
Series A,
5.25%, 11/15/2048	1,575,000	1,566,534
County of Montgomery, Revenue Bonds,
Series A,
4.00%, 11/15/2039	250,000	231,630
County of Warren, Revenue Bonds,
5.00%, 07/01/2032 - 07/01/2049	2,355,000	2,334,190
Kings Local School District, General Obligation Unlimited,
5.50%, 12/01/2062	440,000	458,035
Lancaster Port Authority, Revenue Bonds,
Series A, Fixed until 05/01/2030,
5.00% (A), 02/01/2055	475,000	498,941
North Ridgeville City School District, General Obligation Unlimited,
5.50%, 12/01/2057	955,000	970,476
Ohio Air Quality Development Authority, Revenue Bonds,
Fixed until 04/01/2030, 3.50% (A), 08/01/2034	1,000,000	994,263
Series A, Fixed until 08/31/2026,
2.40% (A), 12/01/2038	115,000	109,943
Ohio Higher Educational Facility Commission, Revenue Bonds,
4.00%, 07/01/2032	150,000	152,590
Ohio Housing Finance Agency, Revenue Bonds,
Series D, GNMA, FNMA, FHLMC,
5.25%, 09/01/2045	1,925,000	2,024,713
State of Ohio, Revenue Bonds,
4.00%, 11/15/2040	300,000	272,855
Series A,
5.00%, 01/15/2033	2,910,000	3,142,084
Summit County Development Finance Authority, Revenue Bonds,
3.00%, 11/15/2035	2,520,000	2,341,178
Toledo-Lucas County Port Authority, Revenue Bonds,
Series B,
3.25%, 05/15/2040	810,000	685,644
University of Akron, Revenue Bonds,
Series A, BAM,
5.00%, 01/01/2033	1,260,000	1,366,518
Warren County Port Authority, Revenue Bonds,
Series C,
3.00%, 12/01/2031	1,160,000	1,051,661
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Warren County Port Authority, Revenue Bonds, (continued)
Series D,
6.50%, 12/01/2040	$ 1,140,000	$ 1,228,261
West Central Ohio Port Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035	600,000	623,411
		32,592,163
Oklahoma - 0.8%
Lawton Industrial Development Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2046	345,000	355,015
Love County Educational Facilities Authority, Revenue Bonds,
4.50%, 09/01/2034	335,000	325,932
Marshall County Educational Facilities Authority, Revenue Bonds,
5.00%, 09/01/2039	870,000	901,669
Muskogee County Public Safety Authority, Revenue Bonds,
4.00%, 12/01/2032	1,000,000	997,021
Oklahoma Water Resources Board, Revenue Bonds,
Series C,
5.00%, 10/01/2041 - 10/01/2043	2,970,000	3,139,767
Pontotoc County Educational Facilities Authority, Revenue Bonds,
4.00%, 09/01/2040	2,000,000	1,822,894
		7,542,298
Oregon - 0.4%
Hillsboro School District No. 1J, General Obligation Unlimited,
1.50%, 06/15/2029	395,000	372,095
State of Oregon Housing & Community Services Department, Revenue Bonds,
Series A,
2.45%, 07/01/2034	3,090,000	2,697,705
Series K-1, FNMA,
4.33%, 11/01/2043	570,000	534,623
		3,604,423
Pennsylvania - 3.3%
Bucks County Industrial Development Authority, Revenue Bonds,
5.00%, 10/01/2033	825,000	833,094
Chester County Industrial Development Authority, Revenue Bonds,
Series A, BAM,
5.00%, 08/01/2039	3,970,000	4,121,382
Coatesville School District, General Obligation Limited,
5.25%, 11/15/2039	450,000	481,288
Series B,
Zero Coupon, 10/01/2034	905,000	638,849
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Coatesville School District, General Obligation Limited, (continued)
Series C,
Zero Coupon, 10/01/2033	$ 550,000	$ 408,455
County of Cambria, General Obligation Limited,
BAM, 5.00%, 08/01/2036 - 08/01/2037	4,270,000	4,441,768
County of Lackawanna, General Obligation Unlimited,
BAM, 5.25%, 11/01/2039	245,000	259,196
County of Lehigh, Revenue Bonds,
AG-CR, 4.00%, 07/01/2039	850,000	813,183
Cumberland County Municipal Authority, Revenue Bonds,
5.00%, 01/01/2029 - 01/01/2045	2,840,000	2,784,505
Hospitals & Higher Education Facilities Authority of Philadelphia, Revenue Bonds,
AG, 5.00%, 07/01/2035	1,185,000	1,265,884
Lancaster Industrial Development Authority, Revenue Bonds,
4.00%, 12/01/2044	555,000	480,752
Montgomery County Industrial Development Authority, Revenue Bonds,
5.00%, 11/15/2036	450,000	450,540
Series A,
4.00%, 10/01/2046	1,865,000	1,630,106
Pennsylvania Economic Development Financing Authority, Revenue Bonds,
Series A,
5.00%, 12/15/2034 - 12/15/2046	4,000,000	4,254,482
Pennsylvania Housing Finance Agency, Revenue Bonds,
Series 121,
2.25%, 10/01/2026	105,000	104,816
Series 132A,
2.20%, 10/01/2032	100,000	88,581
Series 146A,
4.50%, 10/01/2044	875,000	860,789
Pennsylvania Turnpike Commission Oil Franchise Tax, Revenue Bonds,
Series B,
5.00%, 12/01/2046	2,275,000	2,340,419
Ridley School District, General Obligation Limited,
4.00%, 10/15/2030	470,000	487,783
School District of Philadelphia, General Obligation Limited,
Series F,
5.00%, 09/01/2033	435,000	435,758
Seneca Valley School District, General Obligation Limited,
5.00%, 03/01/2045	575,000	605,582
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
State Public School Building Authority, Revenue Bonds,
Series A,
5.00%, 06/01/2032	$ 2,295,000	$ 2,307,159
		30,094,371
Puerto Rico - 0.3%
Children's Trust Fund, Revenue Bonds,
5.63%, 05/15/2043	125,000	126,675
Puerto Rico Electric Power Authority, Revenue Bonds,
Series SS, AG,
4.38%, 07/01/2030	145,000	145,080
5.00%, 07/01/2030	2,100,000	2,102,120
Series UU, AG,
4.25%, 07/01/2027	20,000	20,013
Series VV, AG,
5.25%, 07/01/2027	40,000	40,213
Puerto Rico Municipal Finance Agency, Revenue Bonds,
Series A, AG,
5.00%, 08/01/2027	280,000	280,000
		2,714,101
Rhode Island - 0.7%
Providence Public Building Authority, Revenue Bonds,
Series A, AG,
5.25%, 09/15/2044	475,000	499,467
Series A, BAM,
5.50%, 11/01/2045	625,000	672,551
Rhode Island Health & Educational Building Corp., Revenue Bonds,
Series D,
5.50%, 05/15/2049	1,315,000	1,396,731
Series F,
5.50%, 05/15/2052	675,000	704,115
Series H,
5.00%, 05/15/2045	3,000,000	3,136,522
		6,409,386
South Carolina - 0.2%
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
5.00%, 10/01/2026 (C)	435,000	435,591
Series A,
5.25%, 11/01/2043	785,000	830,661
5.50%, 11/01/2045 - 11/01/2046	725,000	774,607
		2,040,859
Tennessee - 2.0%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds,
5.00%, 10/01/2027	550,000	550,165
Series A-1,
4.00%, 08/01/2044	1,045,000	952,193
City of Jackson, Revenue Bonds,
5.00%, 04/01/2029	360,000	360,173
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Tennessee (continued)
Greeneville Health & Educational Facilities Board, Revenue Bonds,
Series A, AG-CR,
4.00%, 07/01/2040	$ 880,000	$ 835,254
Knox County Health Educational & Housing Facility Board, Revenue Bonds,
Series A-1, BAM,
5.00%, 07/01/2038 - 07/01/2043	2,305,000	2,405,479
5.50%, 07/01/2054 - 07/01/2059	6,860,000	7,050,627
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds,
Series B,
5.00%, 07/01/2033	1,000,000	1,085,356
New Memphis Arena Public Building Authority, Revenue Bonds,
4.00% (A), 04/01/2027	1,325,000	1,332,416
Rutherford County Health & Educational Facilities Board, Revenue Bonds,
Series A-1, BAM,
5.00%, 07/01/2045	1,000,000	1,010,808
Shelby County Health Educational & Housing Facilities Board, Revenue Bonds,
Series A, AG,
5.00%, 06/01/2029 - 06/01/2032	2,150,000	2,283,366
West Wilson Utility District of Wilson County Tennessee, Revenue Bonds,
5.00%, 06/01/2046	500,000	521,661
		18,387,498
Texas - 14.2%
Arlington Higher Education Finance Corp., Revenue Bonds,
3.00%, 08/15/2032	835,000	789,679
Series A,
5.00%, 08/15/2044 (B)	750,000	788,797
5.25%, 08/15/2038 - 08/15/2044 (B)	3,200,000	3,438,825
Audubon Municipal Utility District No. 1, General Obligation Unlimited,
BAM, 4.00%, 09/01/2034	290,000	291,982
Baybrook Municipal Utility District No. 1, General Obligation Unlimited,
BAM, 4.00%, 05/01/2034 - 05/01/2036	1,580,000	1,606,763
BAM, 4.25%, 05/01/2034	385,000	390,620
Blue Ridge Independent School District, General Obligation Unlimited,
5.25%, 02/15/2045	250,000	265,873
Board of Regents of the University of Texas System, Revenue Bonds,
Series A,
4.00%, 08/15/2035 - 08/15/2036	5,625,000	5,678,147
Borger Junior College District, Revenue Bonds,
AG, 5.00%, 04/15/2046	1,000,000	1,033,466
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Cedar Port Navigation & Improvement District, General Obligation Unlimited,
4.50%, 03/01/2031	$ 250,000	$ 260,824
Central Texas Turnpike System, Revenue Bonds,
Series C,
5.00%, 08/15/2038	725,000	775,152
City of Beeville, General Obligation Limited,
AG, 5.00%, 08/15/2039 - 08/15/2045	3,725,000	3,877,094
City of Celina, Special Assessment,
AG, 5.00%, 09/01/2045	550,000	554,101
City of Decatur, General Obligation Limited,
BAM, 5.00%, 03/01/2045	3,090,000	3,202,174
City of Edinburg, General Obligation Limited,
2.00%, 03/01/2034	600,000	498,297
City of Floresville, General Obligation Limited,
BAM, 5.00%, 09/01/2040	1,000,000	1,053,688
City of Garland Electric Utility System, Revenue Bonds,
AG, 5.00%, 03/01/2045	400,000	417,936
City of Houston Hotel Occupancy Tax & Special, Revenue Bonds,
Series C, AG,
5.00%, 09/01/2045	1,795,000	1,885,416
City of Odessa, General Obligation Limited,
BAM-TCRS, 4.00%, 03/01/2039	2,665,000	2,610,238
City of Port Arthur, General Obligation Limited,
BAM, 5.00%, 08/15/2042	1,345,000	1,403,018
City of Rowlett, Special Assessment,
3.13%, 09/15/2031 (C)	104,000	97,049
City of Seguin, General Obligation Limited,
5.25%, 09/01/2046	1,445,000	1,553,108
5.50%, 09/01/2049	3,810,000	4,143,607
City of Temple, Tax Allocation,
BAM, 5.00%, 08/01/2028 - 08/01/2032	595,000	632,416
Clear Lake City Water Authority, General Obligation Unlimited,
Series A, AG,
6.00%, 03/01/2036	500,000	543,849
Clifton Higher Education Finance Corp., Revenue Bonds,
5.00%, 04/01/2036 - 04/01/2041	1,560,000	1,655,016
5.25%, 08/15/2044	530,000	554,814
Series A,
5.00%, 02/15/2029 - 08/15/2035	2,170,000	2,277,911
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Clifton Higher Education Finance Corp., Revenue Bonds, (continued)
Series B, Fixed until 02/15/2030,
4.00% (A), 02/15/2055	$ 970,000	$ 993,457
Club Municipal Management District No. 1, Special Assessment,
BAM, 5.00%, 09/01/2046	2,366,000	2,392,132
Collin County Municipal Utility District No. 2, General Obligation Unlimited,
BAM, 4.00%, 09/01/2036	785,000	784,516
Collin County Water Control & Improvement District No. 3, General Obligation Unlimited,
BAM, 4.00%, 09/15/2030	115,000	117,043
Comal County Water Control & Improvement District No. 6, General Obligation Unlimited,
AG, 6.50%, 09/01/2029 - 09/01/2032	110,000	123,825
Corsicana Independent School District, General Obligation Unlimited,
5.00%, 02/15/2046	705,000	742,679
County of Liberty, General Obligation Limited,
6.00%, 08/01/2032 - 08/01/2036	2,000,000	2,320,382
Crockett County Consolidated Common School District No. 1, General Obligation Unlimited,
AG, 5.00%, 08/15/2028	1,000,000	1,001,260
Cypress-Fairbanks Independent School District, General Obligation Unlimited,
Series A,
4.00%, 02/15/2038	2,360,000	2,337,297
Dallas County Municipal Utility District No. 4, General Obligation Unlimited,
BAM, 6.75%, 03/01/2031	140,000	155,577
Dallas Metrocare Services, Revenue Bonds,
5.00%, 11/01/2032 - 11/01/2042	4,485,000	4,774,593
Denton Independent School District, General Obligation Unlimited,
Series B2, Fixed until 08/15/2030,
4.00% (A), 08/15/2055	2,630,000	2,697,408
Eagle Mountain & Saginaw Independent School District, General Obligation Unlimited,
Fixed until 08/01/2027, 4.00% (A), 08/01/2050, Fixed until 08/01/2027	1,700,000	1,717,147
El Paso County Hospital District, General Obligation Limited,
AG, 5.00%, 08/15/2032	800,000	860,586
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Emerald Forest Utility District, General Obligation Unlimited,
AG, 1.50%, 09/01/2035 - 09/01/2036	$ 340,000	$ 264,002
Fort Bend County Municipal Utility District No. 134F, General Obligation Unlimited,
BAM, 4.00%, 09/01/2034	100,000	100,684
Fort Bend County Municipal Utility District No. 169, General Obligation Unlimited,
AG, 3.00%, 12/01/2035	1,050,000	930,277
Fort Bend County Municipal Utility District No. 184, General Obligation Unlimited,
AG, 4.00%, 04/01/2034	460,000	463,430
Fort Bend County Municipal Utility District No. 222, General Obligation Unlimited,
AG, 5.00%, 07/01/2032	140,000	148,978
Fort Bend County Municipal Utility District No. 253, General Obligation Unlimited,
BAM, 5.38%, 09/01/2034	255,000	270,360
FW Skyline Public Facility Corp., Revenue Bonds,
4.25%, 04/01/2039	3,500,000	3,359,377
Generation Park Management District, General Obligation Unlimited,
AG, 4.00%, 09/01/2038	1,075,000	1,056,855
Greater Texoma Utility Authority, Revenue Bonds,
Series A, BAM,
5.00%, 10/01/2039	1,280,000	1,333,481
Harris Center for Mental Health & Intellectual Developmental Disabilities, Revenue Bonds,
4.00%, 11/01/2045	3,435,000	3,044,703
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds,
Series A, Fixed until 02/15/2032,
5.00% (A), 11/15/2054	2,500,000	2,655,693
Harris County Flood Control District, General Obligation Limited,
Series A,
5.00%, 09/15/2046 (B)	715,000	749,106
Harris County Industrial Development Corp., Revenue Bonds,
Fixed until 03/03/2033, 4.05% (A), 11/01/2050	685,000	703,348
Harris County Municipal Utility District No. 105, General Obligation Unlimited,
BAM, 4.00%, 03/01/2034	95,000	95,891
Harris County Municipal Utility District No. 171, General Obligation Unlimited,
AG, 5.00%, 12/01/2034	1,890,000	1,999,365
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Harris County Municipal Utility District No. 213A, General Obligation Unlimited,
BAM, 4.00%, 04/01/2033	$ 215,000	$ 216,685
Harris County Municipal Utility District No. 490, General Obligation Unlimited,
BAM, 4.00%, 03/01/2036	120,000	120,251
BAM, 6.00%, 03/01/2034	200,000	223,292
BAM, 6.50%, 03/01/2031 - 03/01/2033	900,000	1,031,181
Harris County Municipal Utility District No. 491, General Obligation Unlimited,
AG, 6.50%, 03/01/2033	510,000	584,711
Harris County Municipal Utility District No. 535, General Obligation Unlimited,
BAM, 4.25%, 09/01/2033 - 09/01/2037	480,000	470,180
BAM, 6.75%, 09/01/2031	120,000	133,632
Harris County Municipal Utility District No. 538, General Obligation Unlimited,
BAM, 3.13%, 09/01/2033	310,000	286,319
Harris County Municipal Utility District No. 539, General Obligation Unlimited,
BAM, 6.13%, 09/01/2033	115,000	127,711
Harris County Municipal Utility District No. 547, General Obligation Unlimited,
AG, 6.50%, 08/01/2031 - 08/01/2032 (B)	645,000	743,334
Harris County Municipal Utility District No. 570C, General Obligation Unlimited,
AG, 6.25%, 09/01/2033	195,000	222,114
AG, 6.38%, 09/01/2033	165,000	189,057
Harris County Municipal Utility District No. 576, General Obligation Unlimited,
BAM, 6.50%, 03/01/2034	180,000	204,978
Harris County-Houston Sports Authority, Revenue Bonds,
Series A,
Zero Coupon, 11/15/2040	3,220,000	1,441,440
Series B, AG,
5.00%, 11/15/2044	585,000	606,872
Harris-Waller Counties Municipal Utility District No. 4, General Obligation Unlimited,
BAM, 4.13%, 11/01/2034	490,000	494,026
BAM, 4.25%, 11/01/2036	235,000	236,310
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Harris-Waller Counties Municipal Utility District No. 4, General Obligation Unlimited, (continued)
BAM, 4.38%, 11/01/2037	$ 330,000	$ 332,040
AG, 6.50%, 11/01/2033 (B)	720,000	814,945
High Island Independent School District, General Obligation Unlimited,
6.38%, 02/15/2037	950,000	1,096,426
Housing Options, Inc., Revenue Bonds,
Fixed until 05/01/2028, 3.75% (A), 11/01/2045	2,500,000	2,521,305
Kaufman County Municipal Utility District No. 3, General Obligation Unlimited,
Series A, BAM,
4.00%, 03/01/2035	560,000	563,034
Lakes Fresh Water Supply District of Denton County, General Obligation Unlimited,
BAM, 4.00%, 09/01/2034	345,000	349,476
Liberty Hill Independent School District, General Obligation Unlimited,
3.00%, 02/01/2036	1,650,000	1,475,619
Lower Colorado River Authority, Revenue Bonds,
5.00%, 05/15/2045	380,000	393,768
Mckinney Municipal Utility District No. 2, General Obligation Unlimited,
BAM, 6.50%, 09/01/2032	615,000	699,163
Midlothian Municipal Management District No. 2, General Obligation Unlimited,
BAM, 4.00%, 09/01/2036	840,000	838,102
Montgomery County Municipal Utility District No. 170, Revenue Bonds,
BAM, 6.50%, 12/01/2033 - 12/01/2034	540,000	611,439
BAM, 6.63%, 12/01/2032	390,000	446,602
Montgomery County Water Control & Improvement District No. 1, General Obligation Unlimited,
AG, 3.00%, 03/01/2034	480,000	433,878
Navasota Independent School District, General Obligation Unlimited,
5.00%, 02/15/2044 - 02/15/2045	1,150,000	1,218,961
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
5.25%, 01/01/2036	1,000,000	1,068,956
North East Texas Regional Mobility Authority, Revenue Bonds,
Series B,
5.00%, 01/01/2038 - 01/01/2039	535,000	565,904
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
North Fort Bend Water Authority, Revenue Bonds,
Series B,
2.00%, 12/15/2033	$ 1,000,000	$ 851,727
North San Gabriel Municipal Utility District No. 1, General Obligation Unlimited,
Series A, BAM,
6.50%, 09/01/2030 - 09/01/2032	755,000	860,240
Series B, BAM,
6.50%, 09/01/2030	150,000	167,869
North Texas Tollway Authority, Revenue Bonds,
Series B,
Zero Coupon, 09/01/2037	1,235,000	648,881
Parkway Utility District, General Obligation Unlimited,
NATL, 3.00%, 03/01/2036	365,000	320,663
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
3.88%, 08/15/2026	35,000	34,988
San Antonio Housing Trust Public Facility Corp., Revenue Bonds,
Fixed until 07/01/2027, 3.45% (A), 07/01/2029	2,500,000	2,508,687
San Antonio Water System, Revenue Bonds,
Series 2013-F, Fixed until 11/01/2026,
1.00% (A), 05/01/2043	125,000	124,323
Sienna Municipal Utility District No. 5, General Obligation Unlimited,
AG, 4.00%, 11/01/2034	540,000	543,082
Sunfield Municipal Utility District No. 3, General Obligation Unlimited,
BAM, 3.00%, 09/01/2034	410,000	371,874
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds,
Series C-1, Fixed until 11/15/2031,
5.00% (A), 11/15/2051	3,600,000	3,884,799
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds,
Fixed until 07/01/2033, 5.00% (A), 01/01/2055	1,900,000	1,969,181
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds,
5.00%, 01/01/2036	10,170,000	10,478,196
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds,
Series A,
4.00%, 06/30/2037	395,000	380,586
Texas Public Finance Authority, Revenue Bonds,
BAM, 5.25%, 05/01/2034	500,000	546,950
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Travis County Municipal Utility District No. 14, General Obligation Unlimited,
AG, 3.00%, 09/01/2037	$ 200,000	$ 167,524
Travis County Municipal Utility District No. 19, General Obligation Unlimited,
AG, 6.63%, 09/01/2033	245,000	290,504
Travis County Municipal Utility District No. 22, General Obligation Unlimited,
BAM, 4.25%, 09/01/2035	420,000	426,554
BAM, 6.75%, 09/01/2032 - 09/01/2033	1,395,000	1,598,746
Verandah Municipal Utility District, General Obligation Unlimited,
BAM, 6.75%, 09/01/2034	255,000	290,483
BAM, 7.00%, 09/01/2033	250,000	287,295
Waller County Municipal Utility District No. 9B, General Obligation Unlimited,
BAM, 4.00%, 09/01/2046	105,000	93,689
Westpointe Special Improvement District, General Obligation Limited,
AG, 5.00%, 08/15/2035 - 08/15/2040	1,450,000	1,505,927
Williamson County Municipal Utility District No. 29, General Obligation Unlimited,
AG, 4.00%, 10/01/2039	450,000	435,707
Wilmer Municipal Utility District No. 1, General Obligation Unlimited,
AG, 7.00%, 09/01/2030 - 09/01/2034	410,000	465,698
Woodridge Municipal Utility District, General Obligation Unlimited,
BAM-TCRS, 3.38%, 09/01/2034	235,000	218,233
		130,707,429
U.S. Virgin Islands - 0.0% *
Virgin Islands Public Finance Authority, Revenue Bonds,
Series A, AG-CR,
5.00%, 10/01/2032 (E)	160,000	161,390
Utah - 1.0%
Mida Mountain Village Public Infrastructure District, Tax Allocation,
Series 1,
5.13%, 06/15/2054 (C)	2,500,000	2,443,508
Series 2,
6.00%, 06/15/2054 (C)	1,500,000	1,540,268
Utah Charter School Finance Authority, Revenue Bonds,
4.00%, 10/15/2031	45,000	45,001
5.00%, 10/15/2035 - 04/15/2046	3,090,000	3,139,957
Series 2020A,
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Utah (continued)
Utah Charter School Finance Authority, Revenue Bonds, (continued)
4.00%, 04/15/2040	$ 1,125,000	$ 1,042,152
Series A,
3.00%, 10/15/2034	1,165,000	1,033,897
		9,244,783
Vermont - 0.1%
Vermont Municipal Bond Bank, Revenue Bonds,
Series 1,
5.00%, 12/01/2045	1,000,000	1,048,765
Virginia - 1.5%
Arlington County Industrial Development Authority, Revenue Bonds,
Series A, Fixed until 07/01/2030,
5.00% (A), 07/01/2053	1,820,000	1,918,221
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds,
AG, 5.00%, 07/01/2041	935,000	935,197
Chesapeake Economic Development Authority, Revenue Bonds,
Series A, Fixed until 10/01/2027,
3.65% (A), 02/01/2032	810,000	815,779
Chesapeake Redevelopment & Housing Authority, Revenue Bonds,
Fixed until 07/01/2040, 4.50% (A), 10/01/2040	1,695,000	1,689,823
Isle Wight County Industrial Development Authority, Revenue Bonds,
AG, 5.25%, 07/01/2048	4,535,000	4,670,155
Richmond Redevelopment & Housing Authority, Revenue Bonds,
FNMA, 4.50%, 05/01/2040	3,056,365	3,029,985
Virginia Housing Development Authority, Revenue Bonds,
Series E,
3.00%, 10/01/2028	775,000	773,762
		13,832,922
Washington - 2.3%
City of Spokane Valley, General Obligation Limited,
4.00%, 12/01/2026	505,000	505,241
County of Cowlitz, General Obligation Limited,
5.25%, 10/01/2045	500,000	531,097
Everett Housing Authority, Revenue Bonds,
4.00%, 07/01/2036	1,495,000	1,479,337
Island County Fire Protection District No. 1, General Obligation Unlimited,
4.00%, 12/01/2027	585,000	585,214
King County Housing Authority, Revenue Bonds,
4.00%, 08/01/2035	1,090,000	1,090,820
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Washington (continued)
State of Washington, General Obligation Unlimited,
Series D,
5.00%, 06/01/2046	$ 2,460,000	$ 2,602,728
Washington Health Care Facilities Authority, Revenue Bonds,
Series A2,
5.00%, 08/01/2044	600,000	609,339
Series A-2,
5.00%, 08/01/2032	480,000	499,575
Series B,
5.00%, 10/01/2030	2,500,000	2,659,630
Series B, AG, Fixed until 02/15/2030,
5.00% (A), 08/15/2055	815,000	857,633
Washington State Housing Finance Commission, Revenue Bonds,
5.00%, 07/01/2033 (C)	375,000	376,578
5.00%, 07/01/2037 - 07/01/2045	5,440,000	5,705,516
5.88%, 07/01/2043 (C)	1,000,000	1,056,263
Series A-2, BAM,
5.00%, 07/01/2030 - 07/01/2036 (C)	2,180,000	2,313,182
		20,872,153
West Virginia - 0.4%
Cabell County Board of Education, General Obligation Unlimited,
2.00%, 06/01/2033	1,330,000	1,137,000
City of Wheeling Waterworks & Sewerage System, Revenue Bonds,
Series B, BAM,
5.00%, 06/01/2042 - 06/01/2043	875,000	918,639
County of Ohio Special District Excise Tax, Revenue Bonds,
Series A, AG,
5.25%, 06/01/2045	1,250,000	1,318,574
		3,374,213
Wisconsin - 4.5%
Peshtigo School District, Revenue Bonds,
4.75%, 03/01/2027	360,000	360,448
Public Finance Authority, Revenue Bonds,
Zero Coupon, 12/15/2034 - 12/15/2040 (C)	8,780,000	4,384,334
4.00%, 09/01/2029 (C)	650,000	654,605
5.00%, 12/15/2036 (C)	1,473,389	1,444,836
AG,
5.00%, 07/01/2037	1,865,000	1,891,955
Series A,
4.00%, 10/01/2038	580,000	547,747
5.00%, 05/15/2028 - 05/15/2030 (C)	2,240,000	2,252,326
5.00%, 06/01/2030 - 07/01/2045	1,435,000	1,460,203
5.25%, 05/15/2037 (C)	2,100,000	2,107,534
6.75%, 12/01/2065 (C)	1,350,000	1,397,957
Series A, AG,
5.00%, 07/01/2036	340,000	347,309
Series A, BAM,
5.00%, 07/01/2045	1,000,000	1,020,345
	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Public Finance Authority, Revenue Bonds, (continued)
Series A-1, BAM,
5.25%, 07/01/2042	$ 4,925,000	$ 5,182,874
5.38%, 07/01/2047	6,300,000	6,536,700
5.50%, 07/01/2052	3,965,000	4,086,416
5.63%, 07/01/2055	495,000	511,355
Public Finance Authority, Tax Allocation,
5.00%, 08/01/2039	500,000	504,451
University of Wisconsin Hospitals & Clinics, Revenue Bonds,
Series B, Fixed until 10/01/2030,
5.00% (A), 04/01/2054	510,000	545,603
Wisconsin Center District, Revenue Bonds,
Series C, AG,
Zero Coupon, 12/15/2029	900,000	800,925
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 06/01/2039 - 12/01/2046	2,600,000	2,692,019
Series A-2,
4.00%, 11/15/2034	500,000	500,763
Series B,
4.20%, 08/15/2028	395,000	395,022
Series C, Fixed until 05/03/2034,
5.00% (A), 08/15/2047	1,840,000	1,991,660
		41,617,387
Total Municipal Government Obligations (Cost $880,129,474)		866,909,136
CORPORATE DEBT SECURITIES - 1.1%
Commercial Services & Supplies - 0.6%
Yale University
4.70%, 04/15/2032	5,000,000	4,965,872
Health Care Providers & Services - 0.5%
CommonSpirit Health
4.83%, 09/01/2035	5,000,000	4,774,027
Total Corporate Debt Securities (Cost $10,040,932)		9,739,899

	Shares	Value
WARRANT - 0.0%
Ground Transportation - 0.0%
BL Train Holdings West LLC, Exercise Price USD 0, Expiration Date 12/01/2035(E)(G)(H)(I)	24,028	0
Total Warrant (Cost $0)		0
Total Investments (Cost $890,170,406)		876,649,035
Net Other Assets (Liabilities) - 4.5%		41,561,168
Net Assets - 100.0%		$ 918,210,203
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (J)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$866,909,136	$—	$866,909,136
Corporate Debt Securities	—	9,739,899	—	9,739,899
Warrant	—	0	—	0
Total Investments	$—	$876,649,035	$—	$876,649,035
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Floating or variable rate security. The rate disclosed is as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2026. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the total value of 144A securities is $31,734,401, representing 3.5% of the Fund's net assets.

(D)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2026; the maturity date disclosed is the ultimate maturity date.
(E)	Restricted security. At July 31, 2026, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Bradburn Metropolitan District No. 2 General Obligation Limited, Series A, 4.00%, 12/01/2028	03/08/2018	$188,197	$192,268	0.0%*
Municipal Government Obligations	Virgin Islands Public Finance Authority Revenue Bonds, Series A, AG-CR, 5.00%, 10/01/2032	07/14/2020 - 02/09/2021	170,364	161,390	0.0%*
Warrant	BL Train Holdings West LLC Exercise Price USD 0, Exp Date 12/01/2035	02/21/2025	0	0	0.0%
			$358,561	$353,658	0.0%*

(F)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2026, the value of this security is
$5,350, representing 0.0% of the Fund's net assets.

(G)	Non-income producing security.
(H)	Fair valued as determined in good faith in accordance with TAM's procedures. At July 31, 2026, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(I)	Security deemed worthless.
(J)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
CR	Custodial Receipts
MUNICIPAL INSURER ABBREVIATION(S):
AG	Assured Guaranty, Inc.
BAM	Build America Mutual Assurance Co.
Transamerica Funds

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
MUNICIPAL INSURER ABBREVIATION(S) (continued):
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
TCRS	Temporary Custodian Receipts
Transamerica Funds

Transamerica Intermediate Muni

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Intermediate Muni (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Transamerica Funds

Transamerica Intermediate Muni

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds